[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                                October 2, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectuses with respect to BrownIA Intermediate Bond Fund, BrownIA Maryland Bond Fund and Mastrapasqua Growth Value Fund, dated October 1, 2002, and the Statement of Additional Information with respect to BrownIA Intermediate Bond Fund, BrownIA Maryland Bond Fund and Mastrapasqua Growth Value Fund, dated October 1, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.

                                        Sincerely,

                                        /s/ Dana A. Lukens

                                        Dana A. Lukens
                                        Forum Administrative Services. LLC

Enclosure


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